AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999

                                                  File No. 333-
                                                               -------------

--------------------------------------------------------------------------------

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-14

                          REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                /X/



                                 STI CLASSIC FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  2 OLIVER STREET
                            BOSTON, MASSACHUSETTS 02109
                 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

          REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                     MARK NAGLE
                            C/O SEI INVESTMENTS COMPANY
                              ONE FREEDOM VALLEY ROAD
                              OAKS, PENNSYLVANIA 19456
                      (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                            JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                1701 MARKET STREET
PHILADELPHIA, PA 19103                            PHILADELPHIA, PA 19103

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                 STI CLASSIC FUNDS


                               Cross Reference Sheet

ITEMS REQUIRED BY FORM N-14

Part A.   INFORMATION REQUIRED IN           REGISTRATION STATEMENT HEADING
          PROSPECTUS

Item 1.   Beginning of Registration         Cover Page of Registration Statement
          Statement and outside Front
          Cover Page of Prospectus

Item 2.   Beginning and Outside Back        Table of Contents
          Cover Page of Prospectus

Item 3.   Synopsis and Risk Factors         Synopsis; Risks


Item 4.   Information About the             Synopsis; Reasons for the
          Transaction                       Reorganization; Information Relating
                                            to the Reorganization; Agreement and
                                            Plan of Reorganization


Item 5.   Information About the             Prospectus Cover Page; Synopsis;
          Registrant                        Shareholder Rights



Item 6.   Information About the             Prospectus Cover Page; Synopsis;
          Company Being Acquired            Reasons for the Reorganization;
                                            Information Relating to the
                                            Reorganization; Information About
                                            the STI Funds and Arbor Funds;
                                            Shareholder Rights

Item 7.   Voting Information                Prospectus Cover Page; Notice of
                                            Special Meeting of Shareholders;
                                            Synopsis; Agreement and Plan of
                                            Reorganization


Item 8.   Interest of Certain Persons       Voting Matters
          and Experts


Item 9.   Additional Information            Not applicable.
          Required for Reoffering by
          Persons Deemed to be
          Underwriters


Part B.   INFORMATION REQUIRED IN A
          STATEMENT OF ADDITIONAL
          INFORMATION


Item 10.     Cover Page                     Cover Page

Item 11.     Table of Contents              Table of Contents

Item 12.  Additional Information            Incorporated by Reference to the STI
          About the Registrant              Classic Funds' Prospectus and SAI


Item 13.  Additional Information            Incorporated by Reference to the
          About the Company Being           Arbor Funds' Prospectus and SAI
          Acquired


Item 14.     Financial Statements           Financial Statements


Part C.     OTHER INFORMATION

Item 15.     Indemnification                Indemnification

Item 16.     Exhibits                       Exhibits

Item 17.     Undertakings                   Undertakings

To Shareholders of the Arbor U.S. Government Securities Money Fund and Arbor Prime Obligations Fund (the "Arbor Funds"):

     Enclosed with this letter is a proxy ballot, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of Arbor Funds shareholders.

     The purpose of this proxy package is to announce that a Shareholder Meeting for the Arbor Funds has been scheduled for Friday, May 7, 1999. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the Arbor Funds and the STI Classic Funds to the shareholders for a vote.

     The Trustees of the Arbor Funds approved the Agreement and Plan of Reorganization at a meeting held on Monday, February 22, 1999. In coming to this conclusion, the Trustees considered a variety of factors including:
     the compatibility of the funds' objectives and policies the expense ratios of the combined fund family the potential economies of scale to be gained by the merger the advantages of increased investment opportunities for Arbor Funds' shareholders; and the fact that the merger will be free from Federal income taxes.

     The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

     If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in the STI Classic Funds portfolio with similar objectives and policies.

     Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

     We thank you for your continued confidence and support.

                              Sincerely,



                              Robert A. Nesher
                              CHAIRMAN OF THE BOARD





                        IMPORTANT PROXY INFORMATION ENCLOSED
                            -IMMEDIATE ACTION REQUIRED-

                                    THE ARBOR FUND
                                   2 Oliver Street
                                   Boston, MA 02109

                      NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                              To be held on May 7, 1999

     Notice is hereby given that a Special Meeting of Shareholders The Arbor Fund ("Arbor"), with respect to two of its series (each an "Arbor Fund" and collectively, the "Arbor Funds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on Friday, May 7, 1999 at 4:00 p.m. (Eastern Time) for the purposes of considering the proposals set forth below. Collectively, the proposals will, if approved, result in the transfer of the assets and stated liabilities of each Arbor Fund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each a "STI Fund").

     Proposal 1:    Approval of an Agreement and Plan of Reorganization  (the
                    "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the Arbor U.S. Government Securities Money Fund to the
                    STI Classic Institutional U.S. Government Securities Money
                    Market Fund, in exchange for shares of that STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding Arbor Fund; and (iii) the termination under state law of the Arbor Fund;

     Proposal 2:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the Arbor Prime Obligations Fund to the STI
                    Classic Institutional Cash Management Money Market Fund, in exchange for shares of that STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding Arbor Fund; and (iii) the termination under state law of the Arbor Fund;

     Proposal 3:    The transaction of such other business as may properly be
                    brought before the meeting.

     Shareholders of record as of the close of business on March 5, 1999 are entitled to notice of, and to vote at, this meeting or any adjournment thereof. Shareholders of the respective Arbor Funds will vote separately, and the proposed reorganizations and liquidation will be effected as to a particular Arbor Fund only if that Fund's shareholders approve the proposal.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE ARBOR FUND. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE

THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                                  John H.  Grady, Jr.
                                                  Secretary

                                                  The Arbor Funds

____________________, 1999

                                QUESTIONS & ANSWERS
                                      FOR THE
                                    ARBOR FUNDS
                                SHAREHOLDER MEETING

Q. WHY IS THE BOARD OF TRUSTEES PROPOSING TO REORGANIZE THE ARBOR FUNDS AND THE STI CLASSIC FUNDS?

     A. As you are aware, Crestar Financial Corporation and SunTrust Banks, Inc. merged on December 31, 1998. Before approving the integration of the Arbor Funds and STI Classic Funds, the Arbor Funds Trustees evaluated the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration, they determined that the Agreement and Plan of reorganization is in the best interest of the Arbor Funds shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the Arbor Funds shareholders - for a vote.

Q.   HOW WILL THIS AFFECT ME AS AN ARBOR FUNDS SHAREHOLDER?

     A. You will become a shareholder of an STI Classic Fund portfolio with similar investment objectives and policies as the Arbor Funds you currently hold.

     The reorganization provides for the transfer of all of the assets of each of the Arbor Funds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. Each Arbor Funds shareholder will receive shares of STI Classic Funds equal in value to their Arbor Funds shares. There will be NO CHANGE in the market value of your account as a result of the merger.

Q.   WILL THE REORGANIZATION RESULT IN ANY TAXES?

     A. Neither the Arbor Funds nor their shareholders will incur any federal income tax as a result of the reorganizations.

Q.   WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATION?

     A. Arbor Funds shareholders will receive shares of the following corresponding STI Classic Funds portfolios. Please refer to the STI Classic Fund prospectus for more details. Listed below are the Arbor Funds and the corresponding STI Classic Fund portfolio:

Arbor Funds                        STI Classic Funds
----------------------   -------------------------------------
Prime Obligations Fund   Classic Institutional Cash Management
                                     Money Market

U.S. Government Securities Money Fund   Classic Institutional U.S. Government
                                        Securities Money Market

Q.   HOW DOES THE ARBOR BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

     A. After careful consideration, the Arbor Board of Trustees unanimously recommends that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one Arbor portfolio, please fill out and return each and every ballot card you receive.

     Q.   WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

     A. If you have any questions regarding this proxy, please contact your CAMCO Portfolio Manager or your Crestar Securities Financial Consultant.

                    PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                               YOUR VOTE IS IMPORTANT!

                              PROXY STATEMENT/PROSPECTUS

                              DATED ______________, 1998

          RELATING TO THE ACQUISITION OF THE ASSETS OF CERTAIN PORTFOLIOS OF

                                   THE ARBOR FUNDS
                                   2 OLIVER STREET
                                   BOSTON, MA 02109
                                    1-800-342-5734

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN PORTFOLIOS OF

                                  STI CLASSIC FUNDS
                                   2 OLIVER STREET
                                   BOSTON, MA 02109
                                    1-800-XXX-XXXX

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of The Arbor Funds ("Arbor") in connection with the Special Meeting of Shareholders (the "Meeting") of each of Arbor's participating investment portfolios (the U.S. Government Securities Money Fund and Prime Obligations Fund) (each, an "Arbor Fund" and collectively, the "Arbor Funds") to be held on May 7, 1999 at 4:00 p.m. (Eastern Time) at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456.
At the meeting, shareholders of each Arbor Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated ________________, 1999 (the "Reorganization Agreement"), by and between Arbor and STI Classic Funds (the "Trust") on behalf of one of the Trust's existing investment portfolios, the Classic Institutional Cash Management Money Market Fund (the "STI Cash Management Fund") and one new investment portfolio, the Classic Institutional U.S. Government Securities Money Market Fund (the "STI U.S. Government Fund" and together with the STI Cash Management Fund, the "STI Funds"), and the matters contemplated therein. The Arbor Funds and STI Funds are referred to collectively as the "Funds." Arbor and the Trust are referred to collectively as the "Companies." A copy of the Reorganization Agreement is attached as Exhibit A.

     The Reorganization Agreement provides that each Arbor Fund will transfer all of its assets and certain stated liabilities to the corresponding STI Fund listed opposite its name in the following chart:

--------------------------------------------------------------------------------
     ARBOR ACQUIRED FUNDS               STI ACQUIRING FUNDS
--------------------------------------------------------------------------------
     Prime Obligations Fund             Classic Institutional Cash Management
                                        Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     U.S. Government Securities         Classic Institutional U.S. Government
     Money Fund                         Securities Money Market Fund
--------------------------------------------------------------------------------

     In exchange for the transfers of these assets and certain stated liabilities, the Trust will simultaneously issue shares of each STI Fund to its corresponding Arbor Fund listed above, in an amount equal in value to the net asset value of each Arbor Fund's shares. These transfers are expected to occur in two steps, on or about May 14 and May 21, 1999.

     Immediately after the transfer of each Arbor Fund's assets and liabilities, the Arbor Fund will make liquidating distributions of the STI Fund's shares received to shareholders of the Arbor Fund, so that a holder of shares in an Arbor Fund at the applicable Effective Time of the Reorganization (as hereinafter defined) will receive Institutional Shares of the corresponding STI Fund with the same aggregate net asset value as the shareholder had in the Arbor Fund immediately before the Reorganization. Following the Reorganization, shareholders of each Arbor Fund will be shareholders of each corresponding STI Fund, and the Arbor Funds will be terminated under state law.

     The Arbor Funds have one class of shares and the STI Funds have one class of shares (Institutional Shares). Holders of each Arbor Fund will receive an amount of Institutional Shares of the corresponding STI Fund equal in value to their Arbor Fund shares.

     The Companies are both open-end, management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). Trusco Capital Management, Inc. ("Trusco"), an indirect wholly-owned subsidiary of SunTrust Banks, Inc., a Georgia corporation and a bank holding company ("SunTrust"), is the investment adviser to the STI Funds.

     Crestar Asset Management Company ("CAMCO") is a registered investment adviser and is the investment adviser to the Arbor Funds. CAMCO is a wholly-owned subsidiary of Crestar Bank ("Crestar Bank"), which itself is an indirect wholly-owned subsidiary of SunTrust.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Arbor Funds should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated __________________, 1999, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Arbor Funds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to _____________ or by calling toll-free 1-800-xxx-xxxx.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Arbor Funds, see the registration statement or prospectus contained in the registration statement for the Arbor Funds, dated May 31, 1998, as supplemented through August 3, 1998, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to the participating Arbor Funds and not to any other portfolio of Arbor described therein. A Statement of Additional Information for the Arbor Funds dated May 31, 1998 has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. The Arbor Funds' prospectus and Statement of Additional Information are available without charge by calling 1-800-xxx-xxxx.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the registration statement or the prospectus contained in the registration statement for the STI Cash Management Fund dated September 28, 1998, as supplemented through October 27, 1998 and for the STI U.S. Government Fund dated January 26, 1999, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the participating STI Funds, and not to any other portfolio of STI Funds described therein. Copies of the prospectuses for the participating STI Funds accompany this Proxy Statement/Prospectus. Statements of Additional Information for the STI Cash Management Fund dated September 28, 1998, as supplemented through October 27, 1998 and for the STI U.S. Government Fund dated January 6, 1999, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-xxx-xxxx.

     This Proxy Statement/Prospectus constitutes the proxy statement of the Arbor Funds for the Meeting and is expected to be sent to shareholders on or about April 7, 1999.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE
Synopsis. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       The Reorganization . . . . . . . . . . . . . . . . . . . . . . . . . . .
       The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       Fees and Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .
       Investment Objectives, Policies and Restrictions . . . . . . . . . . . .
       The Funds' Purchase, Exchange and Redemption Procedures. . . . . . . . .
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Reasons for the Reorganization. . . . . . . . . . . . . . . . . . . . . . . . .
Information Relating to the Reorganization. . . . . . . . . . . . . . . . . . .
       Description of the Reorganization. . . . . . . . . . . . . . . . . . . .
       Federal Income Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .
       Capitalization . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Information About the STI Funds and Arbor Funds . . . . . . . . . . . . . . . .
Voting Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Other Business. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Exhibit A - Form of Agreement and Plan of Reorganization  . . . . . . . . . . .

                                       SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies, and restrictions, and distribution, purchases, exchange and redemption procedures of each Arbor Fund with those of the corresponding STI Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND. The Board of Trustees of The Arbor Fund, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has unanimously approved, subject to shareholder approval, entry into an Agreement and Plan of Reorganization between the Companies on behalf of their respective participating series. A copy of the form of Agreement and Plan of Reorganization (the "Reorganization Agreement") is attached hereto as Exhibit A. The Reorganization Agreement provides that each of the Arbor Funds will transfer all of its assets and stated liabilities to its corresponding participating STI Fund in exchange solely for shares of that STI Fund. Each of the Arbor Funds will distribute the STI Fund shares that it receives to its shareholders in liquidation. Each of the Arbor Funds will then be terminated under state law. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Trustees of the Arbor Funds has concluded that the Reorganization would be in the best interests of each of the Arbor Funds and their shareholders, and that the interests of existing shareholders in the Arbor Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the Arbor Funds recommends that you vote for approval of the Reorganization Agreement.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If so, shareholders of the Arbor Funds will not recognize gain or loss in the transaction.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding Arbor Funds are generally similar, there are certain differences, especially where the Arbor Prime Obligations Fund would combine with the STI Classic Institutional Cash Management Money Market Fund. Therefore, an investment in a STI Fund may involve investment risks that are, in some respects, different from those of the corresponding Arbor Fund. For a more complete discussion of the risks associated with the respective Funds, see the "RISKS" section, below.

THE FUNDS

     BUSINESS OF THE FUNDS. Arbor is an open-end management investment company, which offers redeemable shares in different series of investment portfolios. It was organized as a Massachusetts business trust on June 24, 1992. Each participating Arbor Fund offers one class of shares.

     The Trust is an open-end, management investment company, which offers redeemable shares of different series of investment portfolios. It was organized as a Massachusetts business trust on April 17, 1995. Each participating STI Fund offers one class of shares, Institutional Shares.

FEES AND EXPENSES

     INVESTMENT ADVISERS AND ADVISORY FEES. Trusco is the investment adviser to the two participating STI Funds. Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Trusco had approximately $_____ billion of assets under management as of _________, 199_ and is located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303.

     Under an agreement with STI Funds, Trusco is entitled to receive a fee from each STI Fund, calculated monthly, at the following annual percentage rates of each Fund's net assets:

--------------------------------------------------------------------------------
STI FUND                                          PERCENTAGE RATE
--------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                                 .20%
--------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund                      .20%
--------------------------------------------------------------------------------

     For the fiscal year ending May 31, 1998, Trusco received the following as compensation for its services:

--------------------------------------------------------------------------------
STI FUND                                  FEES (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
Classic Institutional Cash Management
Money Market Fund                         .07%*
--------------------------------------------------------------------------------

* Trusco voluntarily agreed to waive a portion of its fee so that total operating expenses of the Fund did not exceed .20%.

The following table shows the estimated advisory fee for the STI U.S. Government
Fund:

--------------------------------------------------------------------------------
STI FUND                                  FEES (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Money Market Fund              .17%+
--------------------------------------------------------------------------------

+ Because this Fund was not yet operational as of the date of this Prospectus/Proxy Statement, this fee is based on Trusco's anticipated voluntary fee waivers.

     CAMCO is a registered investment adviser and is the investment adviser to the two participating Arbor Funds.(1) CAMCO is a wholly-owned subsidiary of Crestar Bank ("Crestar Bank"), which itself is an indirect wholly-owned subsidiary of SunTrust. As of ___________, 199_, CAMCO had approximately $____ billion in assets under management as an investment manager or as a named fiduciary or fiduciary adviser. CAMCO is located at 919 East Main Street, Richmond, VA 23219.

-------------------------

(1) The remaining 11 investment series of the Arbor Funds are not advised by CAMCO, or any of its affiliates, and are not participating in the transactions described herein.

     Under an agreement with Arbor, CAMCO is entitled to receive a fee from each Arbor Fund, calculated monthly, at the following annual percentage rates:

--------------------------------------------------------------------------------
ARBOR FUND                                   PERCENTAGE RATE
--------------------------------------------------------------------------------
Prime Obligations Fund                       .20%
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund        .20%
--------------------------------------------------------------------------------

     For the year ending January 31, 1999, CAMCO received the following as compensation for its services:

--------------------------------------------------------------------------------
ARBOR FUND                                FEES (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
Prime Obligations Fund                    .13%*
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund     .12%*
--------------------------------------------------------------------------------

  * CAMCO voluntarily agreed to waive a portion of its fee so that the total operating expenses of the U.S. Government Securities Money Fund and Prime Obligations Fund did not exceed 0.25% for each Fund.

     The following comparative fee tables show the current fees for the corresponding STI Funds and Arbor Funds.

                           Shareholder Transaction Expenses

     Neither STI Funds nor Arbor Funds impose fees on shareholder transactions.

                       COMPARISON OF ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                       NET OF FEE WAIVERS AND/OR REIMBURSEMENTS

-------------------------------------------------------------------------------------------------------------
                              INVESTMENT ADVISORY
                              FEES (NET OF FEE                                  TOTAL OPERATING EXPENSES (NET
                              WAIVERS AND EXPENSE      12b-1     OTHER          OF FEE WAIVERS AND EXPENSE
FUND                          REIMBURSEMENTS)          FEES      EXPENSES       REIMBURSEMENTS)(1)
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional
U.S. Government                      NA                 NA          NA                    NA
Securities Money Market
Fund
-------------------------------------------------------------------------------------------------------------
Arbor U.S. Government
Securities Money Fund               0.12%               0%         0.13%                0.25%
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional
Cash Management                     0.11%               0%         0.09%                0.20%
Money Market Fund
-------------------------------------------------------------------------------------------------------------
Arbor Prime Obligations
Fund                                0.13%               0%         0.12%                0.25%
-------------------------------------------------------------------------------------------------------------

(1) Trusco has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Classic Institutional Cash Management Money Market Fund from exceeding 0.20% of the Fund's average daily net assets. Absent such waivers and reimbursements, investment advisory fees for the Classic Institutional Cash Management Money Market Fund would be 0.20% and total operating expenses would be 0.31% of the Fund's average daily net assets.

     CAMCO has voluntarily agreed to waive a portion of its fee so that the total operating expenses of the Arbor U.S. Government Securities Money Fund and Prime Obligations Fund do not exceed 0.25% for each Fund. Absent such waivers and reimbursements, investment advisory fees would be 0.20% of each Fund's average daily net assets. Absent waivers or reimbursements, the Total Operating Expenses, as a percentage of the average daily net assets of the U.S. Government Securities Money Fund and Prime Obligations Fund would be 0.37% and 0.36%, respectively.

                         PRO FORMA ANNUAL OPERATING EXPENSES
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                       NET OF FEE WAIVERS AND/OR REIMBURSEMENTS

-------------------------------------------------------------------------------------------------------------
                              INVESTMENT ADVISORY
                              FEES (NET OF FEE                                  TOTAL OPERATING EXPENSES (NET
                              WAIVERS AND EXPENSE      12b-1     OTHER          OF FEE WAIVERS AND EXPENSE
FUND                          REIMBURSEMENTS)          FEES      EXPENSES       REIMBURSEMENTS)*
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional
U.S. Government
Securities Money Market
Fund                               0.17%                 0%       0.08%                   0.25%
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional
Cash Management
Money Market Fund                  0.17%                 0%       0.08%                   0.25%
-------------------------------------------------------------------------------------------------------------

* Trusco has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional Cash Management Money Market Fund from exceeding 0.25% of each Funds' average daily net assets. Absent such waivers and reimbursements, investment advisory fees for the Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional Cash Management Money Market Fund would be 0.20% and total operating expenses would be 0.30% of each Funds' average daily net assets.

EXAMPLES
     The purpose of these tables is to assist investors in understanding the various expenses that a shareholder in a Fund will bear directly or indirectly. The following illustrates the expenses on a $1,000 investment under the existing and proposed fees and the expenses stated above, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

------------------------------------------------------------------------------------------------
FUND                                    1 YEAR         3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------
STI CLASSIC INSTITUTIONAL U.S.
GOVERNMENT SECURITIES MONEY
MARKET FUND                                NA             NA             NA             NA
------------------------------------------------------------------------------------------------
ARBOR U.S. GOVERNMENT SECURITIES
MONEY FUND                                 $3             $8            $14            $32
------------------------------------------------------------------------------------------------
STI CLASSIC INSTITUTIONAL CASH
MANAGEMENT MONEY MARKET FUND               $2             $6            $11            $26
------------------------------------------------------------------------------------------------
ARBOR PRIME OBLIGATIONS FUND               $3             $8            $14            $32
------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

------------------------------------------------------------------------------------------------
FUND                                    1 YEAR         3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------
STI CLASSIC INSTITUTIONAL U.S.
GOVERNMENT SECURITIES MONEY
MARKET FUND                                $3             $8            $14            $32
------------------------------------------------------------------------------------------------
STI CLASSIC INSTITUTIONAL CASH
MANAGEMENT MONEY MARKET FUND               $3             $8             NA             NA
------------------------------------------------------------------------------------------------

     The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

     The STI CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments issued by corporations and the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share.

     The ARBOR PRIME OBLIGATIONS FUND seeks to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share.

     Because the STI CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND was not yet operational as of the date of this Prospectus/Proxy Statement, the Fund will have the same investment objectives and policies as the ARBOR U.S. GOVERNMENT SECURITIES MONEY FUND, which seeks to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

     STI FUNDS. Shares of the Funds are sold primarily to various types of institutional investors, including subsidiaries of SunTrust, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Shares are sold without a sales charge, although the institutional investors may charge their customer accounts for services provided in connection, with the purchase of shares. The minimum initial investment is $10,000,000. Shares may be purchased on days on which the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

     Purchase orders for the Funds will be effective as of the Business Day received by the Funds' transfer agent and eligible to receive dividends declared the same day if the transfer agent receives the order before 1:00 p.m, Eastern Time, and the Funds' custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Funds will be effective the next Business Day provided the Funds' custodian receives readily available funds before 4:00 p.m. Eastern Time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Funds' Statement of Additional Information, incorporated herein by reference, and is expected to remain constant at $1.00 per share. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

     THE ARBOR FUNDS.   Each Fund is offered to qualified individuals or
institutional customers that have a Cash Advantage Portfolio or Liquid Asset Manager account with CAMCO or Crestar Bank or other institutions having a selling agreement with the Funds' distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. An institution may arrange with the Funds' transfer agent for sub-accounting services and will be charged directly for the cost of such services.

     Shares of each Fund may be purchased or redeemed on any Business Day. Shares of a Fund may not be purchased by wire on federal holidays restricting wire transfers. The minimum initial investment is $10,000,000, unless the shareholder has, in the opinion of a Fund, adequate intent and availability of funds to reach a future level of investment of $10,000,000. There is no minimum for subsequent purchases. Each Fund reserves the right to reject any purchase order.

EXCHANGE PROCEDURES.  The Trust and Arbor have no Exchange Procedures.

REDEMPTION PROCEDURES

     STI FUNDS. An order to redeem shares must be transmitted to the Funds' transfer agent by the institutional investor as the record owner of shares. Redemption orders must be received by the Funds' transfer agent on a Business Day before 1:00 p.m. Eastern Time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in Trusco's judgment, an earlier payment could adversely impact a Fund.

     ARBOR FUNDS.  Shareholders may redeem their shares without charge on any
Business Day by contacting the Fund by wire or by telephone.   Shares may not be
redeemed by wire on federal holidays restricting wire transfers. Telephone redemption orders must be placed prior to 3:00 p.m. Eastern Time, on any Business Day in order to be effective on such day. If transfer by wire is requested and the order is placed prior to 3:00 p.m. Eastern Time, the proceeds of the redemption ordinarily will be transmitted in federal funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later than 3:00 P.M. Eastern Time, the shares will receive the dividend on a Fund's shares declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in federal funds on the next Business Day. The Funds reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Funds.

IN-KIND REDEMPTIONS

     The Trust and Arbor intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDEND POLICIES

     Dividends from the net investment income of each of the Arbor Funds and the STI Funds are declared daily and paid to shareholders monthly. Capital gains, if any, are distributed at least annually.

                                        RISKS

     The following is a description of investment practices in which both the Arbor Funds and the STI Funds may invest, and associated risk factors:

BANKERS' ACCEPTANCES - Bankers acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few days to 270 days.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS - Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with maturities over seven days in length.

OBLIGATIONS OF SUPRANATIONAL ENTITIES - Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

RECEIPTS - Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event that the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS - Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating.
A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended, or an exemption from registration.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which a Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING - In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 102% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STANDBY COMMITMENTS AND PUTS - Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security.
A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market Time Deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES - Obligations issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such, obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. A Fund will maintain with the custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

     ONLY THE ARBOR FUNDS MAY INVEST IN THE FOLLOWING INVESTMENT INSTRUMENTS. ONCE THE REORGANIZATION IS COMPLETED, THE RESULTING STI FUNDS WILL BE PROHIBITED FROM USING THESE INVESTMENT INSTRUMENTS:

BANK INVESTMENT CONTRACTS ("BICs") - BICs are contracts issued by U.S. banks and savings and loans institutions. Pursuant to such contracts, the Arbor Prime Obligations Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments. The Fund may invest up to an aggregate amount of 5% of its total assets in BICs.


GUARANTEED INVESTMENT CONTRACTS ("GICs") - GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Arbor Prime Obligations Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICS are generally considered to be illiquid investments. However, the Fund will treat GICs with seven-day unconditional demand features as liquid investments.

                            REASONS FOR THE REORGANIZATION

     At a meeting held on February 22, 1999, the Arbor Board of Trustees reviewed the proposed Reorganization. They received detailed information, including materials describing the Reorganization on a Fund-by-Fund in terms of relative net assets, current and pro forma expenses, performance and comparative investment objectives, and policies and restrictions. The Board also reviewed the draft Reorganization Agreement and memoranda of counsel.

     After thorough consideration, the Board approved submission of the proposed Reorganization to shareholders, concluding that participation on the Reorganization is in the best interests of the Arbor Funds and that the interests of existing shareholders of the participating Arbor Funds will not be diluted as a result of the Reorganization.

     In particular, the Board reached the following conclusions:

THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Reorganization Agreement, and in particular, requirements that the transfer of assets in exchange for shares of STI Classic Funds will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board also noted that the Reorganization would be submitted to the Arbor Funds' shareholders.

LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that the Arbor Funds would not bear any expenses in connection with the Reorganization.

RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (respective current and pro forma expense ratios are set forth in the "Fees and Expenses" section, above.) The Board concluded that expense ratios will generally be comparable.

THE COMPARATIVE PERFORMANCE RECORDS. The Board of Trustees reviewed detailed comparative performance information, taking into account performance over both the short-term and the longer term. The Board determined that the performance of the STI Cash Management Fund is generally comparable to its corresponding Arbor Fund.

COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are generally substantially identical or similar.

THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISERS.   The Board noted that
Trusco will engage as "dual employees" employees of CAMCO who have been involved
in managing the Arbor Funds.   The Board determined that the experience of
Trusco and CAMCO is comparable.

SERVICE FEATURES. The Board noted, in particular, that the STI Funds receive administration and distribution services from the same entities that provide those services to Arbor Funds.

ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Reorganization Agreement, the STI Funds expect to acquire substantially all of the liabilities of the corresponding Arbor Funds, other than those for which specific reserves have been set aside.

TAX CONSEQUENCES. The Board concluded that the Reorganization is expected to be free from Federal income taxes.

SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

MANAGEMENT, SUPERVISION AND TRUSTEE OVERSIGHT. The Board received information about the trustees of the STI Funds and their respective roles. The Board had noted the fact that the trustees are experienced and have responsibilities under state and Federal law similar to those of the Arbor Board of Trustees.

                      INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that substantially all of the assets and liabilities of each Arbor Fund will be transferred to the corresponding STI Fund at the applicable Effective Time of the Reorganization. In exchange for the transfer of these assets, STI will simultaneously issue at the applicable Effective Time of the Reorganization a number of full and fractional Institutional Shares of each STI Fund to the corresponding Arbor Fund equal in value to the respective net asset values of each Arbor Fund immediately prior to the applicable Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for STI Fund shares, each Arbor Fund will distribute pro rata the shares of the corresponding STI Funds so received to its shareholders in liquidation. Each shareholder of the Arbor Funds owning shares at the applicable Effective Time of the Reorganization will receive corresponding STI Fund shares of equal value. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the shareholders of the Arbor Funds' shareholders on the share records of STI Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Funds due to the shareholders of the corresponding Arbor Funds. The STI Funds do not issue share certificates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Arbor Funds' shareholders. The Arbor Funds then will be terminated under state law.

     The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement by shareholders of the Arbor Funds; the receipt of certain legal opinions described in the Reorganization Agreement (including an opinion of counsel that the STI Funds' shares issued in accordance with the terms of the Reorganization Agreement are validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning aggregate asset values; and the parties' performance in all material respects of the agreements and undertakings in the Reorganization Agreement. The Reorganization will occur in two steps: (i) the first step will include the STI Cash Management Fund and its corresponding Arbor Fund, and (ii) the second step will include the STI U.S. Government Fund and its corresponding Arbor Fund. Assuming satisfaction of the conditions in the Reorganization Agreement, the Effective Time for the first step of the Reorganization will be May 14, 1999 or such later date as is agreed to by the parties, and the Effective time for the second step of the Reorganization will be May 21, 1999 or such later date as is agreed to by the parties (collectively, the "Effective Times").

     The Reorganization Agreement and the Reorganization may be terminated by the mutual agreement of the Companies as it relates to any Selling Fund and Acquiring Fund. In addition, the plan of reorganization may be terminated by the Companies, with respect to either a Selling Fund or Acquiring Fund, at or prior to the Closing Dates, if (i) the other party breaches any provision of the plan of reorganization that was to be performed and the breach is not cured within 30 days, or (ii) a condition precedent to the terminating party's obligations has not been met and it appears that the condition precedent will not or cannot be met.

     FEDERAL INCOME TAXES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so qualified, shareholders of the Arbor Funds will not recognize gain or loss in the transaction; the tax basis of the STI Funds shares received will be the same as the basis of the Arbor Funds shares surrendered; and the holding period of the STI Funds shares received will include the holding period of the Arbor Funds shares surrendered, provided that the shares surrendered were capital assets in the hands of the Arbor Funds' shareholders at the time of the transaction. As a condition to the closing of the Reorganization, Arbor and the Trust will receive an opinion from counsel to that effect. Arbor, on behalf of the Arbor Funds, has not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences.

     CAPITALIZATION. The following table sets forth as of November 30, 1998 (i) the capitalization of each of the STI Funds; (ii) the capitalization of each of the Arbor Funds; and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved.

-------------------------------------------------------------------------------------------------------------
FUND                               NET ASSETS (000)    NET ASSET VALUE PER SHARE     SHARES OUTSTANDING(000)
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional U.S.
Government Securities Money
Market Fund                             NA                       NA                            NA
-------------------------------------------------------------------------------------------------------------
Arbor U.S. Government
Securities Money Fund                $652,986                   $1.00                        653,741
-------------------------------------------------------------------------------------------------------------
Combined Funds*                      $652,986                   $1.00                        653,741
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STI Classic Institutional Cash
Management Money Market Fund         $587,450                   $1.00                        587,451
-------------------------------------------------------------------------------------------------------------
Arbor Prime Obligations Fund         $844,043                   $1.00                        844,046
-------------------------------------------------------------------------------------------------------------
Combined Funds                      $1,431,493                  $1.00                       1,431,497
-------------------------------------------------------------------------------------------------------------

* Because the STI Classic Institutional U.S. Government Securities Money Market Fund was not yet operational as of the date of this Prospectus/Proxy Statement, the pro forma combined capitalization figures are identical to the capitalization figures for the Arbor U.S. Government Securities Money Fund.

                                  SHAREHOLDER RIGHTS

STI FUNDS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its Bylaws and by applicable Massachusetts law.

     SHARES. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, STI Funds consists of 33 separate investment series (ten of which will be newly established series) offering up to four classes of shares, Trust Share, Investor Shares, Flex Shares and Institutional Shares. The four classes differ with respect to minimum investment requirements, fund expenses, administrative and distribution costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of STI Funds shares are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES.   Trustees of the Trust are elected by
shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, the shareholders of the STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

THE ARBOR FUNDS

     GENERAL. Arbor was organized as a Massachusetts business trust on July 24, 1992. Arbor is governed by its Declaration of Trust, dated July 24, 1992, its By-Laws, and applicable Massachusetts law.

     SHARES. Arbor is authorized to issue an unlimited number of shares with no par value. The Board of Trustees may increase the number of shares Arbor is authorized to issue without the approval of the shareholders of Arbor. The shares of common stock of each of the participating Arbor Funds have one class of shares. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of the Arbor Funds are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of shareholders will be considered a quorum for the transaction of business as a shareholder's meeting, except where Arbor's Declaration of Trust or a provision of law requires that shareholders of any series shall vote as a series. In such an instance, a majority of the aggregate number of shares of that series entitled to vote is necessary to constitute a quorum for the transaction of business by that series.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president. Any shareholder or shareholders holding at least 25% of all share issued and outstanding and entitled to vote at a meeting may call a special meeting if the Trustees and the president fail to call a meeting 30 days after written application by such shareholder or shareholders.

     ELECTION AND TERM OF TRUSTEES. Pursuant to Arbor's Declaration of Trust, Trustees of Arbor may be elected by the Trustees or the shareholders, subject to the limitations of the 1940 Act. Trustees hold office during the lifetime of Arbor, or until their successors are duly elected and qualified, or until their death, removal or resignation. Shareholders may remove a Trustee, with or without cause, by vote of a majority of the shares entitled to vote. The Board of Trustees may remove any Trustee by a majority vote of the Trustees then in office.

     SHAREHOLDER LIABILITY. Pursuant to Arbor's Declaration of Trust, neither Arbor, the Trustees, any officer, employee or agent of Arbor have the power to bind any shareholder personally.

     LIABILITY OF TRUSTEES. The Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, principal underwriter or custodian. Trustees shall not be responsible for the act or omission of any other Trustee. Trustees will not be protected from any liability that such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's office. Arbor will indemnify their Trustees and officers to the fullest extent permitted under Massachusetts law and the 1940 Act.


     The foregoing is only a summary of certain rights of shareholders of the STI Funds and the Arbor Funds under their respective trust's governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                      INFORMATION ABOUT THE STI AND ARBOR FUNDS

     Information concerning the operation and management of the STI Funds is incorporated herein by reference to the current prospectuses relating to the STI Cash Management Fund dated September 28, 1998, as supplemented through October 27, 1998, and to the STI U.S. Government Fund dated January 26, 1999, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the STI Cash Management Fund's Statement of Additional Information dated September 28, 1998, and the STI U.S. Government Fund's Statement of Additional Information dated January 26, 1999, which are available upon request and without charge by calling 1-800-xxx-xxxx.

     Information about the Arbor Funds is included in the current prospectus relating to those Funds dated May 31, 1998, as supplemented through August 3, 1998, which is incorporated by reference herein solely with respect to those Funds and is available upon request and without charge by calling 1-800-xxx-
xxxx. Additional information is included in the Statement of Additional Information of the participating Arbor Funds dated May 31, 1998 as supplemented through August 3, 1998, which is available upon request and without charge by calling 1-800-xxx-xxxx. Each Statement of Additional Information has been filed with the SEC. The STI Funds and Arbor Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison St., Chicago, IL 60661-2511 and Seven World Trade Center, Suite 1300, New York, NY 10048.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the STI Funds and the Arbor Funds pursuant to advisory agreements with the Funds. Future growth of the STI Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     FINANCIAL STATEMENTS. The financial statements of the STI Cash Management Fund contained in the STI Funds annual report to shareholders for the fiscal year ended May 31, 1998 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as unaudited interim financial statements for this STI Fund dated as of November 30, 1998 and unaudited pro forma financial statements reflecting the participating STI Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating STI Funds, and not to any other Funds that are part of the STI Fund families and described therein. The financial statements of the Arbor Funds contained in Arbor Funds's annual report to shareholders for the fiscal year ended January 31, 1998, have been audited by PricewaterhouseCoopers LLP, its independent accountants. These financial statements, as well as unaudited interim financial statements for the Arbor Funds dated as of July 31, 1998, and unaudited pro forma financial statements reflecting the STI Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating Arbor Funds, and not to any other portfolios that are part of the Arbor Funds families and described therein.
A copy of STI Funds' and Arbor Funds' Annual Reports, which include discussions of the performance of the STI Funds and the Arbor Funds, respectively, accompanies this Proxy Statement/Prospectus. The STI Funds and the Arbor Funds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Classic Funds at 2 Oliver Street, Boston, MA 02109, or by calling 1-800-xxx-xxxx and to The Arbor Fund at 2 Oliver Street, Boston, MA 02109, or by calling 1-800-xxx-xxxx.

     LEGAL MATTERS. Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel both to the Trust and Arbor. Morgan, Lewis & Bockius LLP will render opinions concerning the issuance of STI Institutional Shares, the validity of actions taken by Arbor with respect to the Reorganization and the outstanding shares of the Arbor Funds and certain federal tax matters described above. Neither Arbor nor the Trust is involved in any litigation.

THE BOARD OF TRUSTEES OF THE ARBOR FUND RECOMMEND THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.


                                    VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Boards of Trustees of Arbor in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and the Arbor Funds may also solicit proxies by telephone, telegraph or in person. The costs of solicitation will be borne in part, directly or indirectly, by the Trust.

     VOTING RIGHTS AND REQUIRED VOTE. Each share of the Arbor Funds is entitled to one vote. Approval of the Reorganization Agreement with respect to each Arbor Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund present at the meeting in person or by proxy. The vote of a "majority of the outstanding securities" means the vote of 67% or more of the voting securities present, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or the vote of more than 50% of the outstanding voting securities, whichever is less. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Arbor a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the Arbor Funds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of the other.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by the Trust or Trusco.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Arbor Funds at the close of business on March 5, 1999 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     ______________ shares of common stock of the Arbor Prime Obligations Fund

     ______________ shares of common stock of the Arbor U.S. Government Securities Money Fund.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     ARBOR FUNDS. The following persons owned of record or beneficially 5% or more of the Arbor Funds' outstanding shares as of the Record Date:

-------------------------------------------------------------------------------
NAME AND ADDRESS    FUND      PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.


     As of the Record Date, the Trustees and officers of Arbor as a group owned less than 1% of the total outstanding shares of either Arbor Fund.

     STI FUNDS. The following persons owned of record or beneficially 5% or more of the STI Funds' outstanding shares as of the Record Date:

-------------------------------------------------------------------------------
NAME AND ADDRESS    FUND      PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NAME AND ADDRESS    FUND      PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     As of the Record Date, 1999, the Trustees and officers of the STI Funds as a group owned less than 1% of the total outstanding Institutional, Investment, or Adviser Class Shares of either STI Fund.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitation may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of CAMCO, Trusco or SEI Investments Company at an estimated cost of approximately $_____. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the Trust or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                    OTHER BUSINESS

     The Board of Trustees of Arbor knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                SHAREHOLDER INQUIRIES

     THE ARBOR FUNDS. Shareholder inquiries may be addressed to The Arbor Fund in writing at 2 Oliver Street, Boston, MA 02109 or by telephoning 1-800-xxx-xxxx.

     THE STI FUNDS. Shareholder inquiries may be addressed to STI in writing at 2 Oliver Street, Boston, MA 02109 or by telephoning 1-800-xxx-xxxx.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                              By the Order of the Board of Trustees,

                              [name]
                              Secretary
                              The Arbor Funds

                                    THE ARBOR FUND

                       U.S. GOVERNMENT SECURITIES MONEY FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                    PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints _____________, ______________ and
______________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the U.S. Government Securities Money Fund (the "Fund") of The Arbor Fund ("Arbor") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 4:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal(s) set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between Arbor, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF ARBOR RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

           (    X    PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL )
               ---

     Proposal:      Approval of the Reorganization Agreement as it relates to
                    the Arbor U.S. Government Securities Money Fund and the
                    STI Classic Institutional U.S. Government Money Market Fund.

                    ____For   ____Against    ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees.
Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:             , 1999
      -------------

                              --------------------------------
                              Signature of Shareholder


                              --------------------------------
                              Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                                    THE ARBOR FUND

                               PRIME OBLIGATIONS FUND

                        SPECIAL MEETING OF THE SHAREHOLDERS

                    PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
                  THE SPECIAL MEETING OF SHAREHOLDERS, MAY 7, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints _____________, ______________ and
______________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Prime Obligations Fund (the "Fund") of The Arbor Fund ("Arbor") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, May 7, 1998, at 4:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal(s) set forth below respecting the proposed Agreement and Plan of Reorganization ("the Reorganization Agreement") between Arbor, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF ARBOR RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

           (    X    PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL )
               ---

     Proposal:      Approval of the Reorganization Agreement as it relates to
                    the Arbor Prime  Obligations Fund and the STI Classic
                    Institutional Cash Management Money Market Fund.

                    ____For   ____Against    ____Abstain


     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Dated:           , 1999
      -----------

                              --------------------------------
                              Signature of Shareholder


                              --------------------------------
                              Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

EXHIBIT A

                     FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of _____, 1999, by and between STI Classic Funds, a Massachusetts business trust with its principal place of business at 2 Oliver Street, Boston, MA 02109 (the "Trust"), with respect to its Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund, each a separate investment portfolio of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and The Arbor Fund, a Massachusetts business trust, with its principal place of business at 2 Oliver Street, Boston, MA 02109 ("Arbor"), with respect to its Prime Obligations Fund and U.S. Government Securities Money Fund, each a separate investment portfolio of Arbor (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of all of the assets of each Selling Fund in exchange for shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and (iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, each Acquiring Fund and each Selling Fund is a separate investment series of the Trust and Arbor, respectively, and the Trust and Arbor are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

     WHEREAS, the Trustees of the Trust have determined that the Reorganization in the best interests of each Acquiring Fund's shareholders;

     WHEREAS, the Trustees of Arbor have determined that the Reorganization with respect to each Selling fund is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                      ARTICLE I

          TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUNDS SHARES AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND
                           LIQUIDATION OF THE SELLING FUNDS

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its respective Selling Funds the number of full and fractional shares of the Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on its Closing Date.

     Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

      Each Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Dates, furnish its respective Selling Funds with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list prior to the Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

     1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its respective Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Association of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on the Closing Date.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund, up to and including the Closing Date, and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. Each Selling Fund shall be terminated promptly following its Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and Arbor, respectively, which are involved in a Reorganization as of the Closing Dates.

                                      ARTICLE II

                                      VALUATION

     2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of normal trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information.

     2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for its respective Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund by (y) the net asset value per share of the corresponding Acquiring Fund determined in accordance with paragraph 2.2 [(a) x (b), where (b)=(x)DIVIDED BY(y)].

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by SunTrust Bank, Atlanta in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund. Each Acquiring Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Selling Fund and those determined in accordance with the pricing policies and procedures of its respective Acquiring Fund.

     2.5 MONEY MARKET FUND VALUE. It is understood and agreed that the value of the assets of the Prime Obligations Fund and the value of shares of the corresponding Acquiring Fund, the Classic Institutional Cash Management Money Market Fund, for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Arbor and the Board of Trustees of the Trust, respectively; PROVIDED that if the difference between the per share net asset values of the Arbor Prime Obligations Fund and the STI Classic Institutional Cash Management Money Market Fund equals or exceeds $.0025 as next regularly computed immediately prior to the Valuation Date by using such market values in accordance with the policies and procedures established by the Trust (or as otherwise mutually determined by the Board of Trustees of Arbor and the Board of Trustees of the Trust, either the

Board of Trustees of Arbor or the Board of Trustees of the Trust shall have the right to postpone the Valuation Date and the Closing Date of the Reorganization with respect to such Prime Obligations Fund until such time as the per share difference is less than $.0025.

                                     ARTICLE III

                              CLOSING AND CLOSING DATES

     3.1 CLOSING DATES. The closing (the "Closing") shall occur in two steps on or about May 15, 1999 for the Arbor Prime Obligations Fund and May 22, 1999 for the Arbor U.S. Government Securities Money Fund, or such other date(s) as the parties may agree to in writing (the "Closing Dates"). All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closing shall be held as of 9:00 a.m. (the "Effective Time") at the offices of the SEI Investments, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. Crestar Bank, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. Crestar Bank, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of Arbor or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                      ARTICLE IV

                            REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

            (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Arbor's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to them prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transaction contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transaction contemplated herein.

            (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of July 31, 1998, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

            (h) Since July 31, 1998, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the value of the net assets of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, or reasonably thereafter, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of their operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and have no outstanding securities convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Funds with respect to a Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (p) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation.

            (q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Arbor, for itself and on behalf of the Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Selling Fund as follows:

            (a) The Acquiring Funds is a separate investment series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Acquiring Funds is a separate investment series of a Massachusetts business trust that is registered as open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect their financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transaction contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and they are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

            (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of November 30, 1998, and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

            (g) Since November 30, 1998 there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the value of the net assets of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Funds' knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of their operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed all net investment income and realized capital gains.

           (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Funds Share, and there are no outstanding securities convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Dates, any written information furnished by the Trust with respect to an Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

            (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

            (q) The Acquiring Fund intends to qualify as "regulated investment company" under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a "regulated investment company" under the Code as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

                                      ARTICLE V

                COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate their respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. Arbor will call a meeting of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by PricewaterhouseCoopers LLP and certified by Arbor's Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Funds with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meeting of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 INDEMNIFICATION OF TRUSTEES. The Trust will assume all liabilities and obligations of Arbor relating to any obligation of Arbor to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Arbor's Agreement and Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under Arbor's Agreement and Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

                                      ARTICLE VI

               CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

     The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the applicable Closing Date, and, in addition subject to the following conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Dates, with the same force and effect as if made on and as of the Closing Dates. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the

Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the applicable Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 Each Selling Funds shall have received on the applicable Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) Each Acquiring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) Each Acquiring Funds is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Funds Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

            (e) The Registration Statement, has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

            (g) The descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any (only insofar as they relate to an Acquiring Fund), are accurate and fairly present the information required to be shown.

            (h) Such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Dates which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. The Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion in paragraph (g), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of each Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Arbor and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.3 As of the Closing Date with respect to the Reorganization of each Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings of the Acquiring Funds from those fee amounts and undertakings of the Acquiring Fund described in the Prospectus/Proxy Statement.

     6.4 For the period beginning at the applicable Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Arbor, covering the actions of such Trustees and officers of Arbor for the period they served as such.

                                     ARTICLE VII

              CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Funds pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the applicable Closing Date, with the same force and effect as if made on and as of the Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Funds on the Closing Date a certificate executed in the Selling Fund's name by Arbor's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Dates, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 Each Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Dates, certified by the Treasurer of Arbor.

     7.3 Each Acquiring Fund shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to each Selling Fund, dated as of the Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

            (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and each has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by Arbor on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Massachusetts law, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Arbor's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (f) The descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any (only insofar as they relate to a Selling Fund), are accurate and fairly present the information required to be shown.

            (g) Such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the applicable Closing Date, which are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

            (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. To the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

            (i) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion at paragraph (f), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of Arbor's officers and other representatives of each Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the applicable Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                     ARTICLE VIII

                FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                          ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with Massachusetts law and the provisions of Arbor's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the applicable Closing Dates (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Dates (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling
Fund:

            (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Funds Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

            (e) The aggregate tax basis for Acquiring Funds Share received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder provided the Selling Fund shares are held as capital assets at the time of the Reorganization).

            (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                      ARTICLE IX

                                       EXPENSES

     9.1 Except as otherwise provided for herein, all expenses solely and directly related to the transactions contemplated by this Agreement incurred by a Selling Fund will be borne by SunTrust Banks, Inc. Such expenses include, without limitation, (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees, (e) legal fees incurred by each Selling Funds; and (f) solicitation costs of the transaction. Notwithstanding the foregoing, the Trust shall pay (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement (b) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; and (c) their own federal and state registration fees.

                                      ARTICLE X

                       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust on behalf of each Acquiring Fund and Arbor on behalf of each Selling Fund agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this section 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                      ARTICLE XI

                                     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust and Arbor. In addition, either the Trust or Arbor may at their option terminate this Agreement at or prior to either Closing Date due to:

            (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to each Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Funds, the Trust, Arbor, the respective Trustees or officers, to the other party or its Trustees or officers. Each, however, shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                     ARTICLE XII

                                      AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Funds and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                     ARTICLE XIII

                  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                               LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of each Acquiring Fund and each Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust or Arbor personally, as the case may be, but shall bind only the trust property of the Acquiring Fund or the Selling Fund, as the case may be, as provided in the respective Declarations of Trust of Arbor and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust and Arbor, on behalf of each Acquiring Fund and Selling Fund, respectively, and signed by authorized officers of each Trust, acting as such. Such authorization by such Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund and each Selling Fund as provided in the Declarations of Trust of Arbor and the Trust, respectively.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                             STI CLASSIC FUNDS


                                             By:
                                                 ---------------------------
                                             Name:
                                             Title:


                                             THE ARBOR FUND


                                             By:
                                                 ---------------------------
                                             Name:
                                             Title:

                                                                      SCHEDULE A


                            SUMMARY OF THE REORGANIZATION
            (shareholders of each Selling Fund will receive shares of the class of the Acquiring Fund opposite their current class)

                           THE ARBOR FUND/STI CLASSIC FUNDS


--------------------------------------------------------------------------------
EXISTING ARBOR FUND                     EXISTING STI CLASSIC FUND
(SELLING FUND)                          (ACQUIRING FUND)
--------------------------------------------------------------------------------
Prime Obligations Fund                  Classic Institutional Cash Management
                                        Money Market Fund
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXISTING ARBOR FUND                     NEW (SHELL) STI CLASSIC FUND
(SELLING FUND)                          (ACQUIRING FUND)
--------------------------------------------------------------------------------
U.S. Government Securities Money Fund   Classic Institutional U.S. Government
                                        Securities Money Market Fund
--------------------------------------------------------------------------------

                          STATEMENT OF ADDITIONAL INFORMATION
                             ________________________, 1999

                                   THE ARBOR FUNDS
                                  2 OLIVER STREET
                                  BOSTON, MA 02109
                                   1-800-XXX-XXXX

                                  STI CLASSIC FUNDS
                                  2 OLIVER STREET
                                  BOSTON, MA 02109
                                   1-800-XXX-XXXX

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___________, 1999 for the Special Meeting of Shareholders of two series of The Arbor Fund (the "Arbor Funds"), to be held on May 7, 1999. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling the Arbor Funds at 1-800-xxx-xxxx.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the combined Proxy Statement/Prospectus.

     Further information about the two participating series of the STI Classic Funds (the "STI Funds") is contained in and incorporated by reference to the STI Classic Institutional Cash Management Funds' Statement of Additional Information dated September 28, 1998, as supplemented through October 27, 1998, and the STI Classic Institutional U.S. Government Funds' Statement of Additional Information dated January 26, 1999, copies of which are available upon request for no charge by calling 1-800-xxx-xxxx. The audited financial statements and related independent accountant's report for the STI Funds contained in the Annual Report dated May 31, 1998 are incorporated herein by reference insofar as they relate to the participating STI Funds. No other parts of the Annual Report are incorporated by reference herein.

     Further information about the Arbor Funds is contained in and incorporated by reference to the Arbor Funds' Statement of Additional Information dated May 31, 1998 a copy of which is available upon request for no charge by calling
1-800-xxx-xxxx.   The audited financial statements and related independent
accountant's report for the participating Arbor Funds contained in the 1998 Annual Report to Shareholders dated January 31, 1998 are hereby incorporated herein by reference. The unaudited financial statements for the Arbor Funds contained in the 1998 Semi-Annual Report to Shareholders dated July 31, 1998 also are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report are incorporated by reference herein.

                                 STI CLASSIC FUNDS

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                     FORM N-14

                                       PART C

                                 OTHER INFORMATION


Item 15.       INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. EXHIBITS

               (1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (2)(b)    Amended By-Laws -- incorporated by reference to Exhibit
                         (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No.
                         0001047469-98-027407 on July 15, 1998.

               (3)       Not applicable.

               (4) Form of Agreement and Plan of Reorganization is filed herewith.

               (5)       Not applicable.

               (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (6)(c) Investment Advisory Agreement with Sun Bank CapitalManagement, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and filed herewith.

               (7)(a)    Distribution Agreement -- incorporated by reference to
                         Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No.
                         0000912057-96-021336 on September 27, 1996.

               (8)       Not applicable.

               (9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
                         Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97 -032207 on September 30, 1997.

               (10)      Not applicable.

               (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

               (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

               (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to
                         Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to
                         Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

               (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the
                         Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

               (14)(a)   Consent of Arthur Andersen LLP is filed herewith.

               (14)(b) Consent of PricewaterhouseCoopers LLP is filed herewith.

               (15)      Not applicable.

               (16)      Not applicable.

               (17)(a) Prospectuses and SAIs for the Trust Class, Investor Class, Flex Class, and Institutional Class Shares of STI Classic Funds dated October 1, 1998 -- incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

               (17)(b) Prospectus and SAI for the U.S. Goverment Securities Money Fund and the Prime Obligations Fund of the Arbor Fund dated May 31, 1998 -- incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-022302 as filed May 29, 1998.

               (17)(c) Audited Financial Statements dated May 31, 1998 for the STI Classic Institutional Money Market Funds -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000124 as filed July 30, 1998.

               (17)(d) Semi-Annual Financial Report for the STI Classic Institutional Money Market Funds dated November 30, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000010 as filed on January 28, 1999.

               (17)(e) Audited Financial Statements for the Arbor Fund dated January 31, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0001041062-98-000095 as filed on March 30, 1998.

               (17)(f) Semi-Annual Financial Report for the Arbor Fund dated July 31, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000147 filed on August 28, 1998.

Item 17. UNDERTAKINGS.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
                                     SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 22nd of February, 1999.

                                        STI Classic Funds
                                        By:    /S/ MARK NAGLE
                                        -------------------------------
                                        Mark Nagle, President and Chief
                                        Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

         *
     --------------------          Trustee                  February 22, 1999
     F. Wendell Gooch

         *
     --------------------          Trustee                  February 22, 1999
     Daniel S. Goodrum

         *
     --------------------          Trustee                  February 22, 1999
     Jesse S. Hall

         *
     --------------------          Trustee                  February 22, 1999
     Wilton Looney

         *
     --------------------          Trustee                  February 22, 1999
     Champney A. McNair

         *
     --------------------          Trustee                  February 22, 1999
     T. Gordy Germany

         *
     --------------------          Trustee                  February 22, 1999
     Bernard F. Sliger

         *
     --------------------          Trustee                  February 22, 1999
     Jonathan T. Walton

         *
     --------------------          Trustee                  February 22, 1999
     William H. Cammack

         *
     --------------------          Controller, Treasurer &  February 22, 1999
     Carol Rooney                  Chief Financial Officer

       /s/ Mark Nagle              President & Chief        February 22, 1999
     --------------------          Executive Officer
     Mark Nagle


* By:  /s/ Mark Nagle
     ----------------------------------
     Mark Nagle, With Power of Attorney
     previously filed

                                   Exhibit Index

(1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February
          12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the
          SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(b) Amended By-Laws -- incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the
          Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4)       Form of Agreement and Plan of Reorganization is filed herewith.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(7)(a) Distribution Agreement -- incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)(a)   Consent of Arthur Andersen LLP is filed herewith.

(14)(b)   Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.

(17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1998 -- incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

(17)(b) Prospectus and SAI for the U.S. Government Securities Money Fund and the Prime Obligations Fund of the Arbor Fund dated May 31, 1998 -- incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-022302 as filed
          May 29, 1998.

(17)(c) Audited Financial Statements for the STI Classic Institutional Money Market Funds dated May 31, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
          0000935069-98-000124 as filed July 30, 1998.

(17)(d) Semi-Annual Financial Report for the STI Classic Institutional Money Market Funds of the STI Classic Funds dated November 30, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000010 filed on January 28, 1999.

(17)(e) Audited Financial Statements for the Arbor Fund dated January 31, 1998 -- incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0001041062-98-000095 filed on March 30, 1998.

(17)(f)   Semi-Annual Financial Report for the Arbor Fund dated July 31, 1998
          -- incorporated by reference to the   N-30D filing with the SEC via
          EDGAR accession number 0000935069-98-000147 filed on August 28, 1998.